Prepayment and other current assets (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Prepayment and other current assets
Prepaid expenses	¥ 8,071,162	$ 1,189,542	¥ 11,937,161
Prepayments for intangible assets	25,070,945	3,695,000	43,352,840
Employee loans	1,874,808	276,313	2,729,457
Other project investment			1,683,616
Other receivables	3,007,897	443,309	1,937,493
Total	¥ 38,024,812	$ 5,604,164	¥ 61,640,567